Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 44.9	$ 65.0	$ 78.9
Other comprehensive income (loss):
Change in unrealized gains on securities, net of taxes of $(18.1) million, $16.5 million, and $(12.9) million, respectively	68.0	(62.1)	23.9
Change in other-than-temporary impairment losses recognized in other comprehensive income, net of taxes of $(0.3) million, $0.6 million, and $(0.3) million, respectively	1.0	(2.4)	0.6
Total other comprehensive income (loss)	69.0	(64.5)	24.5
Total comprehensive income	$ 113.9	$ 0.5	$ 103.4